Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Note 11. Other Assets
Other non-current assets consists of the following:

	December 31,
(Amounts in thousands)	2021	2020
Deferred financing costs, net:
Deferred financing costs, net — SoftBank Senior Unsecured Notes Warrant (1)	$381,588	$488,312
Deferred financing costs, net — 2020 LC Facility Warrant and LC Warrant issued to SBG(1)	207,221	199,832
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to SBG (1)	7,236	11,334
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to third parties (1)	7,679	5,440
Other deferred financing costs, net	313	64
Total deferred financing costs, net	604,037	704,982
Other assets
Security deposits with landlords	236,845	274,822
Straight-line revenue receivable	39,676	46,313
Other security deposits	3,148	3,271
Deferred income tax assets, net	1,273	1,377
Other long-term prepaid expenses and other assets	28,519	31,493
Total other assets	$913,498	$1,062,258

(1) See below for details. Amounts are net of accumulated amortization totaling $377.3 million and $169.7 million as of December 31, 2021 and 2020, respectively.

SoftBank Debt Financing—In October 2019, in connection with the SoftBank Transactions, the Company entered into an agreement with SBG for additional financing (the "SoftBank Debt Financing"). The agreement included a commitment from SBG for the provision of (i) $1.1 billion in senior secured debt in the form of senior secured notes or a first lien term loan facility (the "SoftBank Senior Secured Notes"), (ii) $2.2 billion in 5.0% senior unsecured notes (the "SoftBank Senior Unsecured Notes") with associated warrants issued to SoftBank Group Corp. ("SoftBank Obligor") to purchase 71,541,399 shares of the Company’s Series H-3 Convertible Preferred Stock or Series H-4 Convertible Preferred Stock at an exercise price of $0.01 per share and (iii) credit support for a $1.75 billion letter of credit facility (the "2020 LC Facility") with associated warrants issued to SoftBank Obligor to purchase 35,770,699 shares of the Company’s Series H-3 Convertible Preferred Stock or Series H-4 Convertible Preferred Stock at an exercise price of $0.01 per share.
In December 2021, in connection with the LC Facility Extension, the Company issued to the SoftBank Obligor a warrant (the "LC Warrant") to purchase 11,923,567 shares of Class A common stock at a price per share equal to $0.01. See Note 20 for additional details regarding the LC Warrant.
SoftBank Senior Secured Notes
The funding of the $1.1 billion of SoftBank Senior Secured Notes originally contemplated per the Master Transaction Agreement was contingent on the completion of the 2020 Tender Offer (as defined in Note 21), and the 2020 Tender Offer was not completed, therefore the SoftBank Senior Secured Notes was also considered terminated in April 2020. See Note 21 for additional details regarding the 2020 Tender Offer. During the year ended December 31, 2020, the Company expensed $5.9 million of financing costs previously deferred in connection with the SoftBank Senior Secured Notes included within selling, general and administrative expenses on the accompanying consolidated statements of operations.
In August 2020, the Company and WW Co-Obligor Inc. entered into a Master Senior Secured Notes Note Purchase Agreement (the "Master Senior Secured Notes Note Purchase Agreement") for up to an aggregate principal amount of $1.1 billion of senior secured debt in the form of 12.50% senior secured notes. The Master Senior Secured Notes Note Purchase Agreement allows the Company to borrow once every 30 days up to the maximum remaining capacity with minimum draws of $50.0 million with a maturity date 4 years from the first draw. The Company had the ability to draw for 6 months starting from the date of the Master Senior Secured Notes Note Purchase Agreement, and the Company extended this draw period for an additional 6 months by delivery of an extension notice to StarBright WW LP, an affiliate of SBG (the "Note Purchaser"), in January 2021 pursuant to the terms of the agreement. On August 11, 2021, WeWork Companies LLC, WW-Co-Obligor Inc. and the Note Purchaser executed an amendment to the Master Senior Secured Notes Note Purchase Agreement governing the SoftBank Senior Secured Notes, which (i) amended the maturity date of any notes to be issued thereunder from 4 years from the date of first drawing to February 12, 2023 and (ii) extended the expiration of the draw period from August 12, 2021 to September 30, 2021. On September 27, 2021, WeWork Companies LLC, WW Co-Obligor Inc. and the Note Purchaser executed a further amendment to such agreement, which extended the expiration of the draw period from September 30, 2021 to October 31, 2021. As of December 31, 2021 and 2020, no draw notices had been delivered pursuant to the senior secured note purchase agreement.
Amended and Restated Senior Secured Notes
On March 25, 2021, the Company and the Note Purchaser entered into a letter agreement (the "Commitment Letter") pursuant to which the Company and the Note Purchaser agreed to amend and restate the terms of the Master Senior Secured Notes Note Purchase Agreement that governs the SoftBank Senior Secured Notes (as amended and restated, the “A&R NPA”) on the earlier of (i) the Closing and (ii) August 12, 2021 (subsequently amended to October 31, 2021). The A&R NPA allows the Company to borrow up to an aggregate principal amount of $550.0 million of senior secured debt in the form of new 7.5% senior secured notes. It was a condition to the execution of the A&R NPA that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest. The A&R NPA allows the Company to borrow once every 30 days with minimum draws of $50.0 million. Pursuant to the Commitment Letter, the Amended Senior Secured Notes will mature no later than February 12, 2024 or, if earlier, 18 months from the Closing.
On the Closing Date, the Company, WW Co-Obligor Inc. and the Note Purchaser entered into the A&R NPA for up to an aggregate principal amount of $550.0 million of senior secured debt in the form of 7.50% senior secured notes. Entry into the A&R NPA superseded and terminated the Master Senior Secured Notes Note Purchase Agreement governing the SoftBank Senior Secured Notes and the Commitment Letter pursuant to which the Company would enter into the A&R NPA. The A&R NPA allows the Company to borrow once every 30 days up to the maximum remaining capacity with minimum draws of $50.0 million. On December 16, 2021, the Company, WW Co-Obligor Inc. and the Note Purchaser entered into an amendment to the A&R NPA pursuant to which the Note Purchaser agreed to extend its commitment to purchase up to an aggregate principal amount of $500.0 million of the Amended Senior Secured Notes that may be issued by the Company from February 12, 2023 to February 12, 2024. The Amended Senior Secured Notes will mature on February 12, 2024. The Company has the ability to draw until February 12, 2024.
SoftBank Senior Unsecured Notes
To formalize SBG's October 2019 commitment to provide WeWork Companies LLC with up to $2.2 billion of unsecured debt, on December 27, 2019, WeWork Companies LLC, WW Co-Obligor Inc., a wholly owned subsidiary of WeWork Companies LLC and a co-obligor under our Senior Notes (defined in Note 21), and the Note Purchaser, entered into a master senior unsecured note purchase agreement (as amended from time to time and as supplemented by that certain waiver dated as of July 7, 2020, the “Master Note Purchase Agreement”).
Pursuant to the terms of the Master Note Purchase Agreement, WeWork Companies LLC may deliver from time to time to the Note Purchaser draw notices and accordingly sell to the Note Purchaser SoftBank Senior Unsecured Notes up to an aggregate original principal amount of $2.2 billion. A draw notice pursuant to the Master Note Purchase Agreement may be delivered only if WeWork Companies LLC’s net liquidity is, or prior to the applicable closing is reasonably expected to be, less than $750.0 million, and the amount under each draw shall not be greater than the lesser of (a) $250.0 million and (b) the remaining commitment (defined as the original principal amount of $2.2 billion less notes issued) and shall not be greater than an amount sufficient to cause, or reasonably expected to cause, the net liquidity of WeWork Companies LLC to be equal to $750.0 million after giving effect to receipt of proceeds from the issuance of the applicable SoftBank Senior Unsecured Notes.
As of December 31, 2021 and 2020, the Company had delivered draw notices in respect of $2.2 billion and $1.2 billion, respectively, under the Master Note Purchase Agreement and an aggregate principal amount of $2.2 billion and $1.2 billion, respectively, of SoftBank Senior Unsecured Notes were issued to the Note Purchaser and reflected as unsecured related party debt on the consolidated balance sheets as of December 31, 2021 and 2020.
Following the delivery of a draw notice, the Note Purchaser may notify WeWork Companies LLC that it intends to engage an investment bank or investment banks to offer and sell the applicable SoftBank Senior Unsecured Notes or any portion thereof to third-party investors in a private placement. Solely with respect to the first $200.0 million in draws (the "Initial Notes"), the Note Purchaser waived this syndication right.
On December 16, 2021, WeWork Companies LLC and the Note Purchaser amended and restated the indenture governing the SoftBank Senior Unsecured Notes to subdivide the notes into two series, one of which consisting of $550.0 million in aggregate principal amount of 5.00% Senior Notes due 2025 (the "Series II Unsecured Notes") and another consisting of the remaining $1.65 billion in aggregate principal amount of 5.00% Senior Notes due 2025 (the "Series I Unsecured Notes" and, together with the Series II Unsecured Notes, the "Senior Unsecured Notes"), in connection with the resale by the Note Purchaser (through certain initial purchasers) of the Series II Unsecured Notes to qualified investors in a private offering exempt from registration under the Securities Act. The Series I Unsecured Notes remain held by the Note Purchaser.
The SoftBank Senior Unsecured Notes have a stated interest rate of 5.0%. However because the associated warrants obligate the Company to issue shares in the future, the implied interest rate upon closing, assuming the full commitment is drawn, was approximately 11.69%. The SoftBank Senior Unsecured Notes will mature in July 2025.
SoftBank Debt Financing Costs due to SBG
The warrants issued to SoftBank Obligor in December 2019 to purchase 71,541,399 shares of the Company’s Series H-3 Convertible Preferred Stock or Series H-4 Convertible Preferred Stock at an exercise price of $0.01 per share, were issued in connection with the SoftBank Senior Unsecured Notes (the "SoftBank Senior Unsecured Notes Warrant"), were valued at $279.3 million as of December 31, 2020. Upon the Business Combination (as described in Note 3), the SoftBank Senior Unsecured Notes Warrant were exchanged into WeWork Class A Common stock warrants, pursuant to the terms of the Merger Agreement. The WeWork Class A Common Stock warrants that were exchanged for the SoftBank Senior Unsecured Notes Warrant are equity-classified warrants and recognized in additional paid-in-capital accompanying in the consolidated balance sheets as of December 31, 2021. See Note 20 for details of equity-classified warrants. During the year ended December 31, 2021, 71,541,399 shares were issued in connection with the SoftBank Unsecured Notes Warrant and in exchange the Company received $0.9 million. During the year ended December 31, 2021, no H-4 shares were issued in connection with the SoftBank Unsecured Notes Warrant. During the year ended December 31, 2020, no H-3 or H-4 shares were issued in connection with the SoftBank Unsecured Notes Warrant.
The SoftBank Senior Unsecured Notes Warrant of $568.9 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying consolidated balance sheets as of December 31, 2021 and 2020. This asset will be amortized into interest expense over the five year life of the SoftBank Senior Unsecured Notes.
The warrants issued to SoftBank Obligor in December 2019 to purchase 35,770,699 shares of the Company’s Series H-3 Convertible Preferred Stock or Series H-4 Convertible Preferred Stock at an exercise price of $0.01 per share, were issued in connection with the agreement by SoftBank Obligor to provide credit support for the 2020 LC Facility (the "2020 LC Facility Warrant"), were valued at $139.6 million as of December 31, 2020. Upon the Business Combination, the 2020 LC Facility Warrant was exchanged into WeWork Class A Common stock warrants, pursuant to the terms of the Merger Agreement. The WeWork Class A Common Stock warrants exchanged for the 2020 LC Facility Warrant are equity-classified warrants and recognized in additional paid-in-capital accompanying in the consolidated balance sheets as of December 31, 2021. See Note 20 for details of equity-classified warrants. During the year ended December 31, 2021, 35,770,699 H-3 shares were issued in connection with the 2020 LC Facility Warrant and in exchange the Company received $0.4 million. During the year ended December 31, 2021, no H-4 shares were issued in connection with the 2020 LC Facility Warrant. During the year ended December 31, 2020, no H-3 or H-4 shares were issued in connection with the 2020 LC Facility Warrant.
The 2020 LC Facility Warrant of $284.4 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying consolidated balance sheets as of December 31, 2021 and 2020. This asset was initially amortized into interest expense from February 10, 2020 through February 10, 2023, and was extended through February 9, 2024 in connection with the LC Facility Extension.
The warrants issued to SoftBank Obligor in December 2021 to purchase 11,923,567 shares of Class A Common Stock at an exercise price equal to $0.01 per share, were issued in connection with the LC Facility Extension (the "LC Warrant"), were valued at $101.6 million at issuance and recognized in additional paid-in capital in consolidated balance sheets. See Note 20 for details of equity-classified warrants. The LC Warrant of $101.6 million was capitalized at issuance as a deferred financing cost and included, net of accumulated amortization, as a component of other assets on the accompanying consolidated balance sheets as of December 31, 2021. This asset will be amortized into interest expense from December 6, 2021 through February 9, 2024, the remaining life of the extended 2020 LC Facility.
Other than customary adjustments for recapitalizations and other reorganizations, the warrants associated with the SoftBank Senior Unsecured Notes Warrant and the 2020 LC Facility Warrant (collectively, the "Penny Warrants" or the "SoftBank Debt Financing Warrant Liability") were subject to anti-dilution protection for any increase in the Company's capital stock outstanding prior to December 27, 2020. As a result SoftBank Obligor was entitled to an additional 5,057,306 number of warrants that were also outstanding as of December 31, 2020. The Penny Warrants became exercisable on April 1, 2020 and expire on December 27, 2024. In August 2021, the Penny Warrants were transferred to a wholly-owned subsidiary of SBG. Upon contract signing, the Company recorded an ASC 480 liability representing the fair value of the Penny Warrants. The measurement of the Penny Warrants is considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs. As of December 31, 2020, the SoftBank Debt Financing Warrant Liability totaled $418.9 million and was included as a component of the warrant liabilities, net on the accompanying consolidated balance sheets. Upon the Business Combination, the SoftBank Debt Financing Warrant Liability was exchanged into WeWork Class A Common stock warrants, pursuant to the terms of the Merger Agreement. The WeWork Class A Common Stock warrants exchanged for the SoftBank Debt Financing Warrant Liability are equity-classified warrants and recognized in additional paid-in-capital accompanying in the consolidated balance sheets as of December 31, 2021. See Note 20 for details of equity-classified warrants.
The Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50.0 million of which none were paid during the year ended December 31, 2021, $35.5 million was paid the year ended December 31, 2020, and the remaining $14.5 million was included as a component of accounts payable and accrued expenses on the accompanying consolidated balance sheets as of December 31, 2021. The Company allocated $20.0 million of the total costs as deferred financing costs included, net of accumulated amortization within other assets on the consolidated balance sheets which will be amortized into interest expense over the life of the debt facility to which it was allocated. During the year ended December 31, 2020 $5.0 million of these costs were written off and were allocated to the terminated SoftBank Senior Secured Notes noted above. The Company allocated $15.0 million as equity issuance costs associated with the 2019 Warrant (as defined below), recorded as a reduction of the Series H-1 Preferred Share balance on the consolidated balance sheet during the fourth quarter of 2019. The remaining $15.0 million was expensed as a transaction cost during the fourth quarter of 2019 as it related to various other components of the SoftBank Transactions which did not qualify for capitalization.
SoftBank Debt Financing Costs due to Third Parties
As of December 31, 2021 and 2020, the Company had capitalized a total of $7.7 million and $5.4 million, respectively, in net debt issuance costs paid or payable to third parties associated with the SoftBank Debt Financing and related amendments which will be amortized over a three to five year period. Such costs were capitalized as deferred financing costs and included as a component of other assets, net of accumulated amortization, on the accompanying consolidated balance sheets.
The Company recorded the following deferred financing costs amortization as a component of interest expense in the consolidated statements of operations:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
SoftBank Senior Unsecured Notes Warrant	$106,490	$79,867
2020 LC Facility Warrant and LC Warrant	94,200	84,140
SoftBank Debt Financing Costs due to SBG	4,142	3,666
SoftBank Debt Financing Costs due to Third Parties	2,635	2,063
Total	$207,467	$169,736